Annual Fund Operating Expenses	Feb. 26, 2026
Invesco Charter Fund | Invesco Charter Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.01%
Invesco Charter Fund | Invesco Charter Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.76%
Invesco Charter Fund | Invesco Charter Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.26%
Invesco Charter Fund | Invesco Charter Fund | CLASS S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.91%
Invesco Charter Fund | Invesco Charter Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.76%
Invesco Charter Fund | Invesco Charter Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.75%
Invesco Charter Fund | Invesco Charter Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.68%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.83%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.58%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.08%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.58%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.17%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.75%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.54%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.47%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.97%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.72%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | CLASS P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.82%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.22%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | CLASS S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.87%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.72%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.69%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.69%
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.03%
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.79%
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.29%
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.79%
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.71%
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.71%
Invesco Main Street Fund | Invesco Main Street Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.79%
Invesco Main Street Fund | Invesco Main Street Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.56%
Invesco Main Street Fund | Invesco Main Street Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.06%
Invesco Main Street Fund | Invesco Main Street Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.56%
Invesco Main Street Fund | Invesco Main Street Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.49%
Invesco Main Street Fund | Invesco Main Street Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.49%
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.96%
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.71%
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.21%
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.71%
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.64%
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.64%